Note 9 - Equity Method Investments - Summarized Financial Information on Equity Method Investments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Current assets	$ 226,318		$ 197,244
Total assets	2,873,147		3,011,958
Current liabilities	237,289		266,534
Net income	(43,447)	$ 27,136
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Non-current assets	525,326		531,448
Current assets	50,424		49,787
Total assets	575,750		581,235
Current liabilities	30,745		$ 94,879
Voyage revenue	49,065	39,945
Net income	$ 19,897	$ 11,081